RS Global Natural Resources Fund
RS Global Natural Resources Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 125 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 40 of the Fund’s Statement of Additional Information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees - RS Global Natural Resources Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1],[2]	1.00%	[3]	none	none
[1]	(under $1 million)
[2]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[3]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses - RS Global Natural Resources Fund		Class A	Class C	Class K	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.20%	0.25%	0.13%	0.14%
Total Annual Fund Operating Expenses	[1]	1.45%	2.25%	1.78%	1.14%
Fee Waiver/Expense Reimbursement	[1]	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.45%	2.25%	1.78%	1.14%
[1]	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.48% for Class A shares, 2.28% for Class C shares, 1.86% for Class K shares, and 1.15% for Class Y shares. This expense limitation will continue through April 30, 2017 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example - RS Global Natural Resources Fund - USD ($)	Class A	Class C	Class K	Class Y
1 Year	$ 616	$ 328	$ 181	$ 116
3 Years	912	703	560	362
5 Years	1,230	1,205	964	628
10 Years	$ 2,128	$ 2,585	$ 2,095	$ 1,386

Assuming No Redemption
Expense Example, No Redemption - RS Global Natural Resources Fund - USD ($)	Class A	Class C	Class K	Class Y
1 Year	$ 616	$ 228	$ 181	$ 116
3 Years	912	703	560	362
5 Years	1,230	1,205	964	628
10 Years	$ 2,128	$ 2,585	$ 2,095	$ 1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in securities of companies that the Fund's investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund typically will hold between 20 and 30 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify "advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. "Advantaged assets" are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

The Fund's investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund's investment team seeks to purchase interests in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

The Fund's investment team seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. The Fund's investment team does not attempt to replicate within the Fund's portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund's portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund's investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that the Fund's investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Fund's investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund's investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.
  Investment Style Risk
  A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  Natural Resources Investment Risk
  Investment in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships ("MLPs"), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
  Small and Mid-sized Companies Risk
  Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Concentration Risk
  Concentrating investments in the natural resources industries increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.
  Foreign Securities Risk
  Foreign securities (including American Depositary Receipts and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Limited Portfolio Risk
  To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
  Currency Risk
  Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Fund Performance
The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 21.50% Worst Quarter Third Quarter 2008 -34.23%
Average Annual Total Returns (PERIODS ENDED 12/31/15)
Average Annual Total Returns - RS Global Natural Resources Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Nov. 15, 1995	(41.11%)	(14.98%)	(4.47%)	4.49%
Class A Shares | Return After Taxes on Distributions	Nov. 15, 1995	(41.11%)	(15.55%)	(5.17%)	3.88%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	Nov. 15, 1995	(23.27%)	(10.23%)	(2.79%)	3.97%
Class A Shares | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		(25.10%)	(7.76%)	0.43%		[1]
Class A Shares | S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)		(24.28%)	(5.50%)	1.49%		[1]
Class A Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Nov. 15, 1995	1.38%	12.57%	7.31%	8.34%
Class C Shares	May 01, 2007	(39.28%)	(14.79%)		(7.63%)
Class C Shares | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	May 01, 2007	(25.10%)	(7.76%)		(2.95%)
Class C Shares | S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	May 01, 2007	(24.28%)	(5.50%)		(1.15%)
Class C Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	May 01, 2007	1.38%	12.57%		6.00%
Class K Shares	Dec. 04, 2006	(38.37%)	(14.46%)		(6.13%)
Class K Shares | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	Dec. 04, 2006	(25.10%)	(7.76%)		(2.03%)
Class K Shares | S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	Dec. 04, 2006	(24.28%)	(5.50%)		(0.42%)
Class K Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Dec. 04, 2006	1.38%	12.57%		(6.44%)
Class Y Shares	May 01, 2007	(37.99%)	(13.86%)		(6.60%)
Class Y Shares | MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	May 01, 2007	(25.10%)	(7.76%)		(2.95%)
Class Y Shares | S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	May 01, 2007	(24.28%)	(5.50%)		(1.15%)
Class Y Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	May 01, 2007	1.38%	(12.57%)		6.00%
[1]	No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the MSCI World Commodity Producers Index (Gross) and the S&P North American Natural Resources Sector Index™.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.